ACCRUED EXPENSES AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2026
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 8 – ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	June 30, 2026	December 31, 2025
Payroll and social security payable	$16,508	$30,142
Other payables and accrued liabilities	25,945	11,657
Total Accrued Expenses and Other Payables	$42,453	$41,799